Label	Element	Value
Gurtin National Municipal Intermediate Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gurtin National Municipal Intermediate Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Gurtin National Municipal Intermediate Value Fund (the "Fund") is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	(1)"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities and instruments the income from which is exempt from federal income tax. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund's distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that the Adviser has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody's Investors Services, Inc. ("Moody's") or in the BBB rating category or above by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch")). Although ratings by credit rating agencies may be considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor's credit quality.

The Fund generally expects to maintain a portfolio with an overall weighted average maturity that ranges from 3 to 10 years. During the initial stages of the Fund's operations, the Fund's weighted average maturity may deviate from the stated range while seeking appropriate investments. Investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state.

The Fund may invest the remainder of its assets in other U.S. government and agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles. These instruments do not count towards the 80% discussed above.

In selecting securities and obligations for the Fund's portfolio, the Adviser applies an ongoing research process to determine which municipal instruments it expects to have advantageous relative value characteristics, which the Adviser considers to be potential to generate yield and preserve capital without assuming undue risk. In addition, the Adviser analyzes the Fund's portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning and sector risk. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities opportunistically to enhance portfolio performance.

The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may focus its assets in a limited number of obligors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities and instruments the income from which is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund's principal investment strategies and principal risks is contained in the Fund's Statement of Additional Information (the "SAI"). The following additional risks could affect the value of your investment:

Credit Risk. The financial condition of an obligor of a fixed-income security may cause the obligor to be unable to meet its obligation to make interest and principal payments, and may ultimately result in obligor default. A decline in an obligor's credit rating may cause a decrease in the value of the security and an increase in price volatility.

Extension Risk. If interest rates rise, prepayments of principal on certain callable fixed-income securities may occur less quickly and, as a result, the expected maturity of such securities could lengthen. Because payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing rate.

Floating Rate Securities Risk. Floating rate notes generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate ("LIBOR"), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Income Risk. When interest rates fall, the Fund's income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the low interest rate environment, risks associated with rising rates are heightened. Obligations with longer durations may be more sensitive to changes in interest rates.

Liquidity Risk. Certain types of municipal securities that a Fund may hold may be less "liquid," or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly evaluate credit quality of obligors and identify economic trends.

Market Risk. Market risk is the risk that the bond market may go down in value and that you may lose money on your investment in the Fund. Moreover, the securities selected by the Adviser may underperform the bond market, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Municipal Securities Risk. Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project.

General Obligation Bonds. General obligation bonds are generally secured by the obligor's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors.

Revenue Bonds. Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds.

Lease Revenue Bonds. Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Zero Coupon Bonds. The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

New Fund Risk. Although the Adviser has experience managing municipal bond portfolios and portfolios subject to the limitations and restrictions of the 1940 Act, this Fund is newly formed. Accordingly, investors in the Fund bear the risk that the Fund's Adviser may not be successful in implementing the Fund's investment strategy subject to such limitations and restrictions. As a result, the Fund could be liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities' effective maturity, reduce the Fund's return and cause the Fund to reinvest in lower yielding securities.

Risk of Taxation. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. To the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes.

Single State Municipal Securities Risk. The Fund may invest a significant portion of its assets in the municipal instruments of a particular state, and it therefore may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely.

Tax-Exempt Status Risk. Reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability.

U.S. Treasury and Agency Securities Risk. The Fund's investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

When-Issued Securities Risk. Municipal securities may be issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market risk is the risk that the bond market may go down in value and that you may lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Gurtin National Municipal Intermediate Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 266
Gurtin National Municipal Intermediate Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 403

[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Gurtin Fixed Income Management, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of each of Institutional Shares and Investor Shares to 0.39%, respectively, through January 28, 2017 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.